Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,121	$ 2,275	$ 4,469	$ 4,524	$ 9,972	$ 9,736
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	377	390	742	720	1,528	1,432
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,744	$ 1,885	$ 3,727	$ 3,804	$ 8,444	$ 8,304